Filed with the Securities and Exchange Commission on February 14, 2007

1933 Act Registration File No. 333-33302
1940 Act File No. 811-9871

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 19	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 21	☒

CULLEN FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

645 Fifth Avenue
New York, NY 10022
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (212) 843-0506

Brooks Cullen
645 Fifth Avenue
New York, NY 10022
(Name and Address of Agent for Service)

Copies of all communications to:
Rodney A. DeWalt, Esq.
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 2nd Floor
Milwaukee, WI 53202

Approximate Date of Proposed Public Offering: As soon as practical after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box.

[   ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This amendment consists of the following:

(1)	Facing sheet of the Registration Statement; and
(2)	Part C of the Registration Statement (including signature page).

The Prospectus and Statement of Additional Information are incorporated by reference from Post-Effective Amendment No. 18 to this Registration Statement filed on October 27, 2006.

This amendment is being filed in order to file a Certificate of Correction as Exhibit EX-99.a.iii, and the legal opinion for the Cullen International High Dividend Fund as Exhibit EX-99.i.

CULLEN FUNDS TRUST
PART C

OTHER INFORMATION

Item 23. EXHIBITS.

(a)	Declaration of Trust
(i)	Certificate of Trust[1]
(ii)	Agreement and Declaration of Trust[1]
(iii)	Certificate of Correction - filed herewith.
(b)	Bylaws[1]
(c)	Instruments Defining Rights of Security Holders— Incorporated by reference to the Agreement and Declaration of Trust and Bylaws.

(d)	Advisory Agreement [2]

(i)	Advisory Agreement on behalf of Cullen High Dividend Equity Fund [3]

(ii)	Advisory Agreement on behalf of Cullen International High Dividend Fund [7]
(e)	Underwriting Agreement [2]

(i)	Exhibit A including Cullen High Dividend Equity Fund [3]

(ii)	Amendment to Underwriting Agreement dated November 11, 2005 [8]

(iii)	Amendment to Underwriting Agreement dated April 13, 2006 [8]
(f)	Bonus or Profit Sharing Contracts - Not applicable.
(g)	Custody Agreement
(i)	Custody Agreement - USBFS [7]
(ii)	Custody Agreement - Bank of New York [7]
(h)	Other Material Contracts
(i)	Administration Agreement [7]
(ii)	Transfer Agent Servicing Agreement [7]
(iii)	Fund Accounting Servicing Agreement [7]
(iv)	Fulfillment Servicing Agreement [7]
(v)	Power of Attorney[3]
(vi)	Prospect Servicing Agreement [7]
(i)	Legal Opinions
(i)	Opinion and Consent of Counsel for the Cullen High Dividend Equity Fund [3,6]
(ii)	Opinion and Consent of Counsel for the Cullen International High Dividend Fund - filed herewith.
(j)	Consent of Independent Registered Public Accounting Firm [8]
(k)	Omitted Financial Statements - Not applicable.

(l)	Agreement Relating to Initial Capital
(i)	Related to Cullen High Dividend Equity Fund [3]
(ii)	Related to Cullen International High Dividend Fund [7]
(m)	Rule 12b-1 Plan [5]
(n)	Rule 18f-3 Plan [4]
(o)	Reserved.
(p)	Code of Ethics [8]
1 Incorporated by reference to Registrant’s Initial Filing of the Registration Statement filed March 27, 2000 under file numbers 333-33302 and 811-9871.
2 Incorporated by the reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement filed May 23, 2000 under file numbers 333-33302 and 811-9871.
3 Incorporated by reference to Registrant’s Post-Effective Amendment No. 4 filed July 31, 2003 under file numbers 333-33302 and 811-9871.
4 Incorporated by reference to Registrant’s Post-Effective Amendment No. 6 filed August 2, 2004 under file numbers 333-33302 and 811-9871.
5 Incorporated by reference to Registrant’s Post-Effective Amendment No. 9 filed October 5, 2004 under file numbers 333-33302 and 811-9871.
6 Incorporated by reference to Registrant’s Post-Effective Amendment No. 10 filed October 7, 2004 under file numbers 333-33302 and 811-9871.
7 Incorporated by reference to Registrant’s Post-Effective Amendment No. 17 filed December 15, 2005 under file numbers 333-33302 and 811-9871.
8 Incorporated by reference to Registrant’s Post-Effective Amendment No. 18 filed October 27, 2006 under file numbers 333-33302 and 811-9871.

Item 24. Persons Controlled by or Under Common Control with Registrant.

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 25. Indemnification.

Reference is made to Article VII of the Registrant’s Agreement and Declaration of Trust.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking: “Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.”

Item 26. Business and Other Connections of the Investment Adviser.

Cullen Capital Management LLC serves as the investment adviser for the Registrant. The business and other connections of Cullen Capital Management LLC are set forth in the Uniform Application for Investment Adviser Registration (“Form ADV”) of Cullen Capital Management LLC as filed with the SEC on August 31, 2006 and which is incorporated by reference herein.

Item 27. Principal Underwriter.

(a) Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Advisors Series Trust	The Jensen Portfolio, Inc.
AIP Alternative Strategies Funds	Julius Baer Investment Funds
AIP Underlying Funds Trust	The Kensington Funds
AIP Variable Insurance Trust	Keystone Mutual Funds
Allied Asset Advisors Funds	Kiewit Investment Fund L.P.
Alpine Equity Trust	Kirr, Marbach Partners Funds, Inc.
Alpine Income Trust	LKCM Funds
Alpine Series Trust	Masters’ Select Funds
Brandes Investment Trust	Matrix Advisors Value Fund, Inc.
Brandywine Blue Fund, Inc.	Monetta Fund, Inc.
Brazos Mutual Funds	Monetta Trust
Bridges Investment Fund, Inc.	The MP 63 Fund, Inc.
Buffalo Funds	MUTUALS.com
Buffalo Balanced Fund, Inc.	Nicholas Equity Income Fund, Inc.
Buffalo High Yield Fund, Inc.	Nicholas Family of Funds, Inc.
Buffalo Large Cap Fund, Inc.	Nicholas Fund, Inc.
Buffalo Small Cap Fund, Inc.	Nicholas High Income Fund, Inc.
Buffalo USA Global Fund, Inc.	Nicholas II, Inc.
Country Mutual Funds Trust	Nicholas Limited Edition, Inc.
Cullen Funds Trust	Nicholas Money Market Fund, Inc.
Everest Funds	Permanent Portfolio Funds
FFTW Funds, Inc.	Perritt Funds, Inc.
First American Funds, Inc.	Perritt MicroCap Opportunities Fund, Inc.
First American Investment Funds, Inc.	PRIMECAP Odyssey Funds
First American Strategy Funds, Inc.	Professionally Managed Portfolios
Fort Pitt Capital Funds	Prudent Bear Funds, Inc.
The Glenmede Fund, Inc.	The Purisima Funds
The Glenmede Portfolios	Quaker Investment Trust
Greenspring Fund	Rainier Investment Management Mutual Funds
Guinness Atkinson Funds	Rockland Trust
Harding, Loevner Funds, Inc.	Skyhawk Small Cap Fund
The Hennessy Funds, Inc.	Summit Mutual Funds, Inc.
Hennessy Mutual Funds, Inc.	Thompson Plumb Funds, Inc.
Hotchkis and Wiley Funds	TIFF Investment Program, Inc.
Intrepid Capital Management Funds Trust	Trust For Professional Managers
Jacob Internet Fund Inc.	Wexford Trust

(b) To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike	President, Board Member	None
Andrew Strnad	Secretary	None
Joe Redwine	Board Member	None
Bob Kern	Board Member	None
Eric W. Falkeis	Board Member	Treasurer
Teresa Cowan	Assistant Secretary	None
The address of each of the foregoing is 615 East Michigan Street, Milwaukee, Wisconsin, 53202.

(c) The following table sets forth the commissions and other compensation received, directly or indirectly, from the Funds during the last fiscal year by the principal underwriter who is not an affiliated person of the Funds.

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commission	(3) Compensation on Redemption and Repurchases	(4) Brokerage Commissions	(5) Other Compensation
Quasar Distributors, LLC	None	None	None	$14,381

Item 28. Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained in the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Accounting, Administrator and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202
Registrant’s Investment Adviser	Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022
Registrant’s Custodian	U.S. Bank, N.A. 1555 North RiverCenter Drive, Suite 302 Milwaukee, Wisconsin 53212
Bank of New York One Wall Street New York, New York 10286

Item 29. Management Services Not Discussed in Parts A and B.

Not applicable.

Item 30. Undertakings.

The Registrant hereby undertakes to furnish each person to whom a Prospectus for one or more of the series of the Registrant is delivered with a copy of the relevant latest annual report to shareholders, upon request and without charge.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin, on the 14th day of February 2007.

CULLEN FUNDS TRUST

By: /s/ James P. Cullen
James P. Cullen
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on February 14, 2007 by the following persons in the capacities indicated.

Signature	Title
/s/ James P. Cullen James P. Cullen	Trustee and President
/s/ Dr. Curtis J. Flanagan* Dr. Curtis J. Flanagan	Trustee
/s/ Matthew J. Dodds* Matthew J. Dodds	Independent Trustee
/s/ Stephen G. Fredericks* Stephen G. Fredericks	Independent Trustee
/s/ Robert J. Garry* Robert J. Garry	Independent Trustee
/s/ Brenda S.Pons Brenda S. Pons	Treasurer and Principal Accounting Officer
*By /s/James P. Cullen James P. Cullen Attorney in Fact

EXHIBITS INDEX

Exhibit	Exhibit No.
Opinion and Consent of Counsel	EX-99.i
Certificate of Correction	EX-99.a.iii